UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

________

J. Garrett Stevens

2545 S. Kelly Avenue, Suite C

Edmond, OK 73013

(Address of principal executive offices) (Zip code)

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(405) 778-8377

Date of fiscal year end: November 30, 2012

Date of reporting period: May 31, 2012

Item 1. Reports to Stockholders.

Semi-Annual Report

May 31, 2012

Yorkville High Income MLP ETF

Exchange Traded Concepts

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-YES-YETF; and (ii) on the Commission’s website at http://www.sec.gov.

Exchange Traded Concepts
Schedule of Investments •   Yorkville High Income MLP ETF

May 31, 2012 (Unaudited)

Description	Shares	Market Value
MASTER LIMITED PARTNERSHIPS — 87.6%
Energy — 60.2%
Alliance Holdings GP	15,025	$624,589
Alliance Resource Partners	24,279	1,384,146
BreitBurn Energy Partners	94,363	1,566,426
Capital Product Partners	107,982	789,348
Global Partners	33,244	719,733
Inergy	98,229	1,682,663
Legacy Reserves	60,733	1,500,105
Linn Energy	49,733	1,767,013
Martin Midstream Partners	37,288	1,200,301
Natural Resource Partners	67,247	1,542,646
Penn Virginia Resource Partners	69,324	1,609,010
Pioneer Southwest Energy Partners	64,791	1,663,833
QR Energy	35,064	591,880
Rhino Resource Partners	39,357	552,179
Teekay Offshore Partners	43,318	1,199,909
Vanguard Natural Resources	65,898	1,588,142
		19,981,923
Industrials — 3.3%
Navios Maritime Partners	80,483	1,090,545
Materials — 9.0%
CVR Partners	63,131	1,286,610
Terra Nitrogen	8,519	1,704,140
		2,990,750
Utilities — 15.1%
AmeriGas Partners	41,113	1,584,906
Ferrellgas Partners	106,399	1,814,103
Suburban Propane Partners	43,372	1,596,957
		4,995,966
Total Master Limited Partnerships (Cost $31,060,412)		29,059,184
ROYALTY TRUSTS — 12.3%
Energy — 12.3%
BP Prudhoe Bay Royalty Trust	15,091	$1,676,157
Enduro Royalty Trust	63,926	1,051,583
San Juan Basin Royalty Trust	97,236	1,339,912
Total Royalty Trusts (Cost $4,839,463)		4,067,652
Total Investments — 99.9% (Cost $35,899,875)		$33,126,836

Percentages are based on Net Assets of $33,160,210.
GP — General Partner

As of May 31, 2012, all of the Fund's investments were considered Level 1, in accordance with ASC-820.

There have been no transfers between Level 1 & Level 2 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Statement of Assets and Liabilities
May 31, 2012 (Unaudited)

Yorkville High Income MLP ETF
Assets:
Investments at Cost	$35,899,875
Investments at Market Value	$33,126,836
Cash	33,945
Receivable for Capital Shares Sold	1,745,000
Dividends Receivable	15,290
Total Assets	34,921,071
Liabilities:
Payable for Investment Securities Purchased	1,735,619
Payable Due to Investment Adviser	20,980
Income Tax Payable	4,262
Total Liabilities	1,760,861
Net Assets	$33,160,210
Net Assets Consist of:
Paid-in Capital	$36,582,500
Distributions in Excess of Net Investment Income, Net of Taxes	(593,801)
Accumulated Net Realized Loss on Investments, Net of Taxes	(55,450)
Net Unrealized Depreciation on Investments, Net of Taxes	(2,773,039)
Net Assets	$33,160,210
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	1,900,000
Net Asset Value, Offering and Redemption Price Per Share	$17.45

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Statement of Operations
For the period ended May 31, 2012(1) (Unaudited)

Yorkville High Income MLP ETF
Investment Income:
Dividend Income	$44,581
Distributions from Master Limited Partnerships	471,758
Less: Return of Capital Distributions	(471,758)
Total Investment Income	44,581
Expenses:
Management Fees	33,366
Total Expenses	33,366
Net Investment Income, Before Taxes	11,215
Current Income Tax Benefit/(Expense)	(4,262)
Net Investment Income, Net of Taxes	6,953
Net Realized and Unrealized Losses on Investments, Net of Taxes:
Net Realized Loss on Investments, Net of Taxes	(55,450)
Net Change in Unrealized Depreciation on Investments, Net of Taxes	(2,773,039)
Net Realized and Unrealized Losses on Investments, Net of Taxes	(2,828,489)
Net Decrease in Net Assets Resulting from Operations	$(2,821,536)
(1)	The Fund commenced operations on March 12, 2012.

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Statement of Changes in Net Assets
For the period ended May 31, 2012(1) (Unaudited)

Yorkville High Income MLP ETF
Operations:
Net Investment Income, Net of Taxes	$6,953
Net Realized Loss on Investments, Net of Taxes	(55,450)
Net Change in Unrealized Depreciation on Investments, Net of Taxes	(2,773,039)
Net Decrease in Net Assets Resulting from Operations	(2,821,536)
Distributions to Shareholders:
Investment Income	(600,754)
Total Distributions to Shareholders	(600,754)
Capital Share Transactions:
Issued In-Kind	41,515,000
Redeemed	(4,932,500)
Increase in Net Assets from Capital Share Transactions	36,582,500
Total Increase in Net Assets	33,160,210
Net Assets:
Beginning of Period	—
End of Period (Includes Distributions in Excess of Net Investment Income, Net of Taxes of $(593,801))	$33,160,210
Share Transactions:
Issued In-Kind	2,150,000
Redeemed	(250,000)
Net Increase in Shares Outstanding from Share Transactions	1,900,000
(1)	The Fund commenced operations on March 12, 2012.

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

											Ratio of Expenses to Average Net Assets			Ratio of Investment Income/(Loss) to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income*	Return of Capital	Net Realized and Unrealized Loss on Investments	Total from Investment Operations	Distributions from Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets End of Period (000)	Before Net Income Tax Expense	Net Income Tax Expense(5)	Total Expenses	Before Income Tax Expense	Income Tax Expense(6)	Net Investment Income	Portfolio Turnover(2)(3)
Yorkville High Income MLP ETF
2012(1)(4)	$20.00	$0.01	$0.49	$(2.65)	$(2.15)	$(0.40)	$(0.40)	$17.45	(10.84)%	$33,160	0.82%	0.10%	0.92%	0.28%	(0.10)%	0.18%	0.21%
*	Per share data calculated using average shares method.
(1)	For the period ended May 31, 2012 (unaudited). All ratios for the period have been annualized.
(2)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.
(3)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(4)	The Fund commenced operations on March 12, 2012.
(5)	Net Income tax expense for the ratio calculation is derived from net investment income, and realized and unrealized gains/(losses).
(6)	Income tax expense for the ratio calculation is derived from net investment income only.

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Notes to the Financial Statements
May 31, 2012 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with one investment portfolio: Yorkville High Income MLP ETF (the “Fund”). The Fund seeks to provide investment results that correspond generally to the performance, before fees and expenses, of the Solactive High Income MLP Index (the “Index”). The Fund is classified as “non-diversified”. This means that the Fund may invest more of its assets in securities of a single issuer than that of a diversified fund. As a result, the performance of that issuer can have substantial impact on the share price. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. The Fund commenced operations on March 12, 2012.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued principally in-kind for securities included in a specified universe. Redemption of Creation Units are effected principally for cash. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Return of Capital Estimates — Distributions received from the Fund generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the Fund and other industry sources. These estimates may subsequently be revised based on information received from Master Limited Partnerships (“MLP”) after their tax reporting periods are concluded. For the period ended May 31, 2012, the Fund estimated that 100% of the MLP distributions received would be treated as return of capital.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining

Exchange Traded Concepts
Notes to the Financial Statements
May 31, 2012 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended May 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended May 31, 2012, there have been no significant changes to the Fund’s fair valuation methodologies.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Exchange Traded Concepts
Notes to the Financial Statements
May 31, 2012 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

Federal Income Taxes — The Fund intends to invest primarily in MLPs, which generally are treated as qualified publicly traded partnerships for federal income tax purposes. Accordingly, the Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but is taxed as a corporation. As a corporation the Fund is obligated to pay federal, state and local income tax on taxable income. Currently the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Fund may be subject to a 20 percent alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. The Fund currently is using an estimated 38 percent tax rate for federal, state and local tax.

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax benefit/(liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax benefit/(liability).

The tax expense or benefits attributable to certain components of income will be included in the Statement of Operations. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for federal income tax purposes. Deferred tax assets and liabilities are calculated utilizing effective tax rates expected to be applied to taxable income in the years the temporary differences are realized or settled. A valuation allowance will be recognized if, based on the available evidence, it is more likely than not that some or all of the deferred tax asset will not be realizable. In the assessment for a valuation allowance, consideration is given to all positive and negative evidence related to the realization of the deferred tax asset. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are highly dependent on cash distributions from the Fund's MLP holdings), the duration of statutory carry forward periods and the associated risk that operating and capital loss carry forwards may expire unused. Based on this analysis, the Fund recorded a valuation allowance of $1,074,826 as of May 31, 2012 on deferred tax assets. The Fund may be required to modify the estimates or assumptions it uses regarding the deferred tax asset or liability as new information becomes available.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2012, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Deferred income taxes can reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, the tax benefit of net operating loss and capital loss carry forwards, and the net tax effect of unrealized (gains)/losses on investment securities for the temporary differences between the fair market value and tax basis of investment securities.

Exchange Traded Concepts
Notes to the Financial Statements
May 31, 2012 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2012 are as follows:

Deferred Tax Assets
Net Realized Loss from Investments	$21,071
Net Unrealized Loss from Investments	1,053,755
Net Deferred Tax Asset Before Valuation Allowance	1,074,826
Valuation Allowance Against Deferred Tax Assets	(1,074,826)
Net Deferred Tax Asset After Valuation Allowance	$—

Total income tax (expense)/benefit differs from the amount computed by applying the federal statutory income tax rate of 35 percent to net investment income and realized and unrealized losses for the period ended May 31, 2012.

Application of Statutory Income Tax Rate	$986,046
State Income Tax (Net of Federal Benefit)	(336)
Valuation Allowance	(1,074,826)
State Tax on Net Realized and Unrealized Losses	84,854
$(4,262)

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Creation Units — Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $500 to the Adviser. The maximum creation transaction fee for the Fund is $3,000. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 to the Adviser. The maximum redemption transaction fee for the Fund is $3,000.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Exchange Traded Concepts
Notes to the Financial Statements
May 31, 2012 (Unaudited)

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Fund. Yorkville ETF Advisors, LLC (the “Investment Sub-Adviser”) and Index Management Solutions, LLC (the “Trading Sub-Adviser”), serve as sub-advisers to the Fund.

The Adviser has retained the Investment Sub-Adviser to be responsible for the day-to-day management of the Fund and the Trading Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Investment Sub-Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.82% on the average daily net assets of the Fund, subject to a $25,000 minimum fee. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Sub-Advisory Agreements

The Investment Sub-Adviser, a Delaware limited liability company, is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of the Adviser and the Board. Under a Sub-Advisory Agreement, the Adviser pays the Investment Sub-Adviser a fee, which is calculated daily and paid monthly at an annual rate of 0.62% on the average daily net assets of the Fund. The Investment Sub-Adviser has agreed to assume the Adviser’s responsibility to pay, or cause to be paid, all expenses of the Fund, except Excluded Expenses, not paid by the Adviser, including any portion of the minimum fee payable by the Fund to the Adviser that exceeds 0.82% of the Fund’s average daily net assets.

The Trading Sub-Adviser is a wholly-owned subsidiary of VTL Associates, LLC and is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Investment Sub-Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under a Sub-Advisory Agreement, the Adviser pays the Trading Sub-Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.055% on the average daily net assets of the Fund, subject to a $10,000 minimum fee.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended May 31, 2012, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Exchange Traded Concepts
Notes to the Financial Statements
May 31, 2012 (Unaudited)

3. AGREEMENTS  – (continued)

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. JPMorgan Chase Bank, N.A. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Domestic Custody Agreement and Agency Services Agreement. The Adviser of the Fund pays these fees.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2012, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Yorkville High Income MLP ETF	$52,845	$5,127,768

For the period ended May 31, 2012, in-kind transactions associated with creations were:

Purchases
Yorkville High Income MLP ETF	$39,766,387

There were no purchases or sales of long-term U.S. Government securities by the Fund.

5. TAX INFORMATION

The estimated characterization of the distributions paid will be either an ordinary income or return of capital distribution. This estimate is based on the Fund’s operating results during the period. It is anticipated that a significant portion of its distributions will be comprised of return of capital as a result of the tax character of cash distributions made by the Fund’s investments. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year. The Fund will inform shareholders of the final tax character of the distributions on IRS Form 1099-DIV in February 2013. As of May 31, 2012, the Fund’s distribution was expected to be comprised of 100% return of capital.

The distributions are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. They may differ from U.S. GAAP. These ``book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at May 31, 2012, were as follows:

Exchange Traded Concepts	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Yorkville High Income MLP ETF	$35,899,875	$777,767	$(3,550,806)	$(2,773,039)

6. CONCENTRATION OF RISKS

The Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a particular industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative

Exchange Traded Concepts
Notes to the Financial Statements
May 31, 2012 (Unaudited)

6. CONCENTRATION OF RISKS  – (continued)

effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s net assets were invested in a wider variety of industries.

Under normal circumstances, the Fund intends to invest at least 80% of its total assets in securities of MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

7. OTHER

At May 31, 2012, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by two Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Exchange Traded Concepts
Approval of Advisory Agreements & Board Considerations
May 31, 2012 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on February 23, 2012, the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•	the Advisory Agreement between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the Yorkville High Income MLP ETF (the “Fund”);
•	the Sub-Advisory Agreement between the Adviser and Yorkville ETF Advisors LLC (“Yorkville”), on behalf of the Fund;
•	and the Sub-Advisory Agreement between the Adviser and Index Management Solutions LLC (“IMS”) on behalf of the Fund (Yorkville and IMS collectively referred to as the “Sub-Advisers”).

After the initial two-year terms, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Advisers.

Prior to the meeting held on February 23, 2012, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Advisers regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Advisers; (ii) the Adviser and the Sub-Advisers’ cost and profits they will realize in providing their services, including any fall-out benefits enjoyed by the Adviser and the Sub-Advisers; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on February 23, 2012, representatives from the Adviser and the Sub-Advisers, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s and the Sub-Advisers’ fees and other aspects of the Agreements. Among other things, representatives from the Adviser and each Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. Yorkville discussed its experience in master limited partnership (“MLP”) investing. The representatives discussed the services to be provided by IMS, which would be responsible for executing purchase and sale transactions in the Fund. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Advisers’ oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Advisers to the Fund. Among other things, the Board considered the quality of the Adviser and each Sub-Adviser’s portfolio management personnel. The Adviser and each Sub-Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Adviser and each Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Board also considered other services to be provided to the Fund by the Adviser and the Sub-Advisers, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities

Exchange Traded Concepts
Approval of Advisory Agreements & Board Considerations
May 31, 2012 (Unaudited)

regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Advisers.

Cost of Services Provided and Economies of Scale

The Board reviewed the expense ratio and the advisory fees payable to the Adviser and each of the Sub-Advisers, considered fees paid by comparable funds, and concluded that the advisory fees were reasonable and each represents a charge within the range of what would have been negotiated at arm’s length in light of all the surrounding circumstances. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee. The Board also evaluated the compensation and benefits expected to be received by the Adviser and the Sub-Advisers from their relationship with the Fund, taking into account projections of the Adviser and the Sub-Advisers’ anticipated profitability at different asset levels.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements were fair and reasonable; (b) concluded that the Adviser and each of the Sub-Adviser’s fees are reasonable in light of the services that the Adviser and each of the Sub-Advisers will provide to the Fund; and (c) agreed to approve the Agreements for an initial term of two years.

Exchange Traded Concepts
Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return the account values shown may not apply to your specific investment.

	Beginning Account Value 12/1/11	Ending Account Value 5/31/12	Annualized Expense Ratios(3)	Expenses Paid During Period
Yorkville High Income MLP ETF
Actual Fund Return	$1,000.00	$891.60	0.82%	$1.72	(1)
Hypothetical 5% Return	$1,000.00	$1,009.25	0.82%	$4.12	(2)
(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 81/366 (to reflect the actual time the Fund was operational from 3/12/12 – 5/31/12).
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 183/366 (to reflect the one half year period).
(3)	Tax benefit/(expense) is not included in the ratio calculation.

Exchange Traded Concepts
Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.yetfs.com.

2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Adviser:

Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:

Bingham McCutchen LLP
2020 K Street, NW
Washington, DC 20006

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy.
Suite 1100
Westlake, OH 44145

This information must be preceded or accompanied by a current prospectus for the Fund.

YCM-SA-001-0100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Exchange Traded Concepts Trust

By (Signature and Title)		/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date:	August 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date:	August 8, 2012

By (Signature and Title)		/s/ Richard Hogan
Richard Hogan, Treasurer

Date:	August 8, 2012